Operations of Subsidiary Adexus S.A. Reclassified as Discontinuing Operations (Details) - PEN (S/)		1 Months Ended
	Jan. 09, 2020	Dec. 27, 2021
Disclosure of discontinued operations [Abstract]
Reorganization agreement description	the Company reported that the meeting of creditors of Adexus approved with the favorable vote of more than 80% of the pledgees and 85% of the secured creditors, respectively, the judicial reorganization agreement proposed by Adexus under the reorganization proceeding.
Sale agreement interest, percentage		100.00%
Agreed selling price		S/ 1